Inventories	12 Months Ended
Aug. 31, 2024
Inventories
Inventories

7. Inventories

	2024	2023
	$	$
Raw materials	5,456,935	1,553,501
Work-in-process	383,968	369,753
Finished goods	368,384	522,300
	6,209,287	2,445,554

For the year ended August 31, 2024, inventories recognized as an expense amounted to $2,296,907 [2023 – $4,023,409; 2022 – $4,065,381].

For the year ended August 31, 2024, cost of sales includes depreciation of $190,618 [2023 – $471,940; 2022 - $687,023].

For the year ended August 31, 2024, prepaid expenses included deposits to suppliers for future inventory purchases of $1,780,430.